Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of June 30, 2023 (unaudited)

Shares		Value
	COMMON STOCKS – 99.1%
	COMMUNICATIONS – 5.1%
	INTERNET – 5.1%
6,858	Bumble, Inc., Class A(1)	$115,077
4,533	Etsy, Inc.(1)	383,537
9,229	EverQuote, Inc., Class A(1)	59,989
2,988	Fiverr International, Ltd.(1)	77,718
5,685	Liquidity Services, Inc.(1)	93,802
13,241	Magnite, Inc.(1)	180,740
		910,863
	CONSUMER, CYCLICAL – 8.3%
	ENTERTAINMENT – 2.3%
64,967	Genius Sports, Ltd.(1)	402,146

	LEISURE TIME – 3.2%
5,267	Life Time Group Holdings, Inc.(1)	103,602
23,493	Topgolf Callaway Brands Corp.(1)	466,336
		569,938
	RETAIL – 2.8%
4,857	First Watch Restaurant Group, Inc.(1)	82,083
8,349	Lovesac Co.(1)	225,005
8,688	Portillo’s, Inc., Class A(1)	195,741
		502,829
	TOTAL CONSUMER, CYCLICAL	1,474,913

	CONSUMER, NON-CYCLICAL – 35.4%
	BIOTECHNOLOGY – 6.9%
1,195	Apellis Pharmaceuticals, Inc.(1)	108,864
3,445	Arcus Biosciences, Inc.(1)	69,968
14,517	Bluebird Bio, Inc.(1)	47,761
2,099	Blueprint Medicines Corp.(1)	132,657
26,661	Harvard Bioscience, Inc.(1)	146,369
14,472	Olink Holding AB, ADR(1)	271,350
5,952	Pliant Therapeutics, Inc.(1)	107,850
2,622	Prothena Corp. PLC(1)	179,030
4,322	Xenon Pharmaceuticals, Inc.(1)	166,397
		1,230,246
	COMMERCIAL SERVICES – 13.8%
15,556	Alta Equipment Group, Inc.	269,586
2,642	CoStar Group, Inc.(1)	235,138
2,980	HealthEquity, Inc.(1)	188,157
929	Paylocity Holding Corp.(1)	171,428
6,110	RB Global, Inc.	366,600
3,333	SoundThinking, Inc.(1)	72,859
25,364	Toast, Inc., Class A(1)	572,466
8,272	Udemy, Inc.(1)	88,759
11,931	WW International, Inc.(1)	80,176
8,174	WillScot Mobile Mini Holdings Corp.(1)	390,635
		2,435,804
Shares		Value
	COMMON STOCKS (continued)
	CONSUMER, NON-CYCLICAL (continued)
	COSMETICS/PERSONAL CARE – 1.0%
21,055	Beauty Health Co.(1)	$176,230

	HEALTHCARE-PRODUCTS – 11.0%
15,924	BioLife Solutions, Inc.(1)	351,920
16,918	Castle Biosciences, Inc.(1)	232,115
9,030	OrthoPediatrics Corp.(1)	395,966
9,777	Quanterix Corp.(1)	220,471
3,070	Repligen Corp.(1)	434,282
11,368	SI-BONE, Inc.(1)	306,709
		1,941,463
	HEALTHCARE-SERVICES – 0.3%
5,969	DocGo, Inc.(1)	55,930

	PHARMACEUTICALS – 0.6%
2,499	Intellia Therapeutics, Inc.(1)	101,909

	SEMICONDUCTORS – 1.8%
6,786	Azenta, Inc.(1)	316,771
	TOTAL CONSUMER, NON-CYCLICAL	6,258,353

	ENERGY – 1.2%
	ENERGY-ALTERNATE SOURCES – 1.2%
1,220	Enphase Energy, Inc.(1)	204,326

	FINANCIAL – 3.9%
	BANKS – 1.9%
6,533	Texas Capital Bancshares, Inc.(1)	336,450

	INSURANCE – 0.8%
8,005	James River Group Holdings, Ltd.	146,171

	PRIVATE EQUITY – 1.2%
6,679	Victory Capital Holdings, Inc., Class A	210,656
	TOTAL FINANCIAL	693,277

	INDUSTRIAL – 13.9%
	COMPUTERS – 1.3%
7,920	Kornit Digital, Ltd.(1)	232,610

	ELECTRONICS – 1.0%
9,448	Enovix Corp.(1)	170,442

	ENGINEERING & CONSTRUCTION – 0.5%
11,771	908 Devices, Inc.(1)	80,749

	ENVIRONMENTAL CONTROL – 2.2%
4,355	Casella Waste Systems, Inc., Class A(1)	393,910

	MACHINERY-DIVERSIFIED – 2.0%
8,934	Columbus McKinnon Corp.	363,167

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	INDUSTRIAL (continued)
	METAL FABRICATE/HARDWARE – 2.2%
1,757	RBC Bearings, Inc.(1)	$382,095

	MISCELLANEOUS MANUFACTURING – 4.4%
2,104	Axon Enterprise, Inc.(1)	410,532
3,216	Materion Corp.	367,267
		777,799
	TRANSPORTATION – 0.3%
3,151	CryoPort, Inc.(1)	54,355
	TOTAL INDUSTRIAL	2,455,127

	TECHNOLOGY – 31.3%
	COMPUTERS – 2.7%
908	Globant SA(1)	163,186
5,461	Pure Storage, Inc.(1)	201,074
5,897	Stratasys, Ltd.(1)	104,730
		468,990
	SEMICONDUCTORS – 2.0%
1,441	Power Integrations, Inc.	136,420
8,431	Veeco Instruments, Inc.(1)	216,508
		352,928
	SOFTWARE – 26.6%
495	Appian Corp.(1)	23,562
592	BILL Holdings, Inc.(1)	69,175
22,021	Definitive Healthcare Corp.(1)	242,231
3,184	Domo, Inc.(1)	46,677
12,662	Evolent Health, Inc., Class A(1)	383,659
5,240	Guidewire Software, Inc.(1)	398,659
21,005	Health Catalyst, Inc.(1)	262,563
564	HubSpot, Inc.(1)	300,099
1,302	Paycom Software, Inc.	418,254
5,470	Phreesia, Inc.(1)	169,625
42,324	Porch Group, Inc.(1)	58,407
10,587	PROS Holdings, Inc.(1)	326,080
12,324	Sprout Social, Inc.(1)	568,876
3,372	SPS Commerce, Inc.(1)	647,626
2,050	Twilio, Inc., Class A(1)	130,421
2,958	Workiva, Inc.(1)	300,710
42,563	Zeta Global Holdings Corp., Class A(1)	363,488
		4,710,112
	TOTAL TECHNOLOGY	5,532,030
	TOTAL COMMON STOCKS (Cost $17,135,471)	17,528,889
Shares		Value
	RIGHTS – 0.0%
	PHARMACETICALS – 0.0%
25,526	Flexion Therapeutics, Inc.(1)(2)(3)	$255
	TOTAL RIGHTS (Cost $15,826)	255
	TOTAL INVESTMENTS – 99.1% (Cost $17,151,297)	17,529,144
	Other Assets in Excess of Liabilities – 0.9%	153,517
	TOTAL NET ASSETS – 100.0%	$17,682,661

(1)	Non-income producing security.
(2)	Fair valued using significant unobservable inputs.
(3)	Illiquid and restricted investment as to resale.

ADR – American Depositary Receipt

PLC – Public Limited Company

SA – Corporation